New standards and revisions (Details)	12 Months Ended
Dec. 31, 2021
I F R S 1 [Member]
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Standard	Amendments to IFRS 4 – Insurance Contracts, IFRS 7 – Financial Instruments: Disclosures, IFRS 9 – Financial Instruments, IFRS 16 – Leases
Description	Describes the amendments to the Reference Interest Rate Reform – Phase 2. The adoption of these amendments reflects the effects of the transition from interbank offered rates (“IBOR”) to alternative reference interest rates (also called interest-free rates risk or “risk free rates – RFRs”).
Impact	The application of these amendments did not impact the disclosures or amounts recognized in the annual financial statements.
Amendments To I F R S 10 I A S 28 And [Member]
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Standard	Amendments to IFRS 10 - Consolidated Statements and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
Description	Clarify situations that involve the sale or contribution of assets between an investor and its associates or joint venture.
Impact	The Company is assessing the impacts and effects of the amendments; however, it does not expect any effects from the amendments.
Standard	Amendment to IFRS 16 – COVID-19 - Related Rent Concessions
Description	Establishes practical measures for lessees in the accounting for lease concessions that occurred as a direct result of COVID-19. Under the practical expedient, a lessee is not required to assess whether a COVID-19-related lease concession is a lease modification.
Impact	The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.